VOYA LETTERHEAD

LEGAL/PRODUCT FILING UNIT

ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

PETER m. SCAVONGELLI

Senior Counsel

PHONE: (860) 580-1631 | EMAIL: PETER.SCAVONGELLI@VOYA.COM

May 4, 2023

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: University of Texas System Retirement Programs File Nos.: 333-134760 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•	The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 10, 2023.

If you have any questions, please call the undersigned at 860-580-1631.

Sincerely,

/s/ Peter M. Scavongelli
Peter M. Scavongelli

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